Inventories-Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventory Disclosure [Line Items]
Raw materials held in custody by other parties for processing	$ 1,763,856	10,989	1,097
Write-down of inventories	$ 52,335	326,051	583,097	134,489